Discontinued Operations	24 Months Ended
Oct. 31, 2012
Discontinued Operations

22. Discontinued Operations

In the first quarter of 2013, the Company completed the idling of the WCC operations. The operating results of the WCC operations, which were previously included as part of the Truck segment, are reported as discontinued operations in the Consolidated Statements of Operations for all periods presented.

Also in the first quarter of 2013, certain operations of the Monaco business were determined to be held-for-sale. The operating results of these certain operations of Monaco, which were previously included as part of the Truck segment, are reported as discontinued operations in the Consolidated Statements of Operations for all periods presented.

WCC and Monaco were not material to the Company’s Consolidated Balance Sheets or Consolidated Statements of Cash Flows and have not been reclassified in the respective financial statements.

For more information, see Note 2, Restructuring and Impairments.

The summarized activity in the Company’s consolidated statements of operations for discontinued operations is presented in the following table:

	For the Year Ended October 31,
(in millions)	2012	2011	2010
Sales and revenues, net	$253	$317	$278
Loss before income taxes	$(71)	$(115)	$(48)
Income tax benefit	—	41	—

Loss from discontinued operations, net of tax	$(71)	$(74)	$(48)

We generally use a centralized approach to cash management, financing of our manufacturing operations, and general corporate related functions, and, accordingly, do not allocate debt, interest expense, or corporate overhead to our discontinued businesses. Any debt and related interest expense of a specific entity within a business is recorded by the respective entity.